INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
As of March 31, 2016 and 2015, the following costs were recorded as intangible assets on the Company’s balance sheet:

	2016 (Audited)	2015 (Audited and Restated)
Intangible assets at beginning of fiscal year
Patent application costs	$334,457	$302,602
ANDA acquisitions	6,047,317	6,047,317
Less: Accumulated Amortization	—	—
Net Intangible Assets at beginning of fiscal year	$6,381,774	$6,349,919

Intangible asset costs capitalized during the fiscal year
Patent application costs	$30,025	$31,855
ANDA acquisition costs	—	—
Total cost of intangible assets capitalized	$30,025	$31,855

Intangible assets at end of fiscal year
Patent application costs	$364,482	$334,457
ANDA acquisition costs	6,047,317	6,047,317
Less: Accumulated Amortization	—	—
Net Intangible Assets	$6,411,799	$6,381,774